Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables
Schedule of trade and other payables

Trade payables and other payables are all due within one year and include the following:

	2019	2020
	EUR k	EUR k
Trade payables	5,331	17,623
License fees payable	537	537
Miscellaneous liabilities	607	3,525
Total	6,475	21,685